Nature of the Business (Narrative) (Details) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2014	Mar. 15, 2005	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Shares issued for acquisition		2,410,811
Accumulated deficit			$ (93,928,378)		$ (93,928,378)		$ (85,876,874)	$ (66,311,448)
Net loss			(1,407,758)	(1,840,331)	(5,088,181)	(18,123,516)	(19,563,826)	(6,380,833)
Debt conversion expense			0	552,750	0	13,713,767	13,713,767	0
Net cash used in operating activities					$ (2,835,293)	$ (3,159,406)	$ (4,380,659)	$ (4,785,144)
Stock Issued During Period, Shares, Issued for Services	150,000
Percentage Of Air Freight Supply					85.00%